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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2003
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                               Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN           2/12/04
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                             (X) 13F Holdings Report
                                 ( ) 13F Notice
                          (   )  13F Combination Report
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                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     25
         Form 13F Information Table Value Total:    $290,606 (in thousands)
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Okabena Investment Services, Inc.
FORM 13F
31-Dec-03

                                                                                                 Voting Authority
                                                                                                 ----------------
                                                         Value     Shares/  Sh/  Put/   Invstmt  Other
Name of Issuer                     Title of class CUSIP  (x$1000)  Prn Amt  Prn  Call   Dscretn  Managers  Sole        Shared  None
------------------------------     --------------------  --------  -------- ---  ----   -------  --------- ----------  ------- ----
AEP INDUSTRIES                     COM       001031103        7909   812090  SH          Sole                 812090
AMERICAN INTL GROUP                COM       026874107       11895   179460  SH          Sole                 179460
AMGEN INC                          COM       031162100        6920   112000  SH          Sole                 112000
BOEING CO                          COM       097023105        9271   220000  SH          Sole                 220000
BOSTON SCIENTIFIC CORP             COM       101137107        8822   240000  SH          Sole                 240000
CISCO SYSTEMS                      COM       17275R102       12016   495904  SH          Sole                 495904
CITIGROUP INC                      COM       172967101       11508   237074  SH          Sole                 237074
                                                              1699    35000  SH          Other                 35000
CYBERGUARD                         COM       231091010        1221   140000  SH          Sole                 140000
COCA COLA CO                       COM       191216100        9049   178300  SH          Sole                 178300
INTEL CORP                         COM       458140100       44870  1400000  SH          Sole                1400000
JOHNSON & JOHNSON                  COM       478160104       10332   200000  SH          Sole                 200000
MCKESSON CORP                      COM       58155Q103        1440    44787  SH          Sole                  44787
MEDTRONIC INC                      COM       585055106        6322   130063  SH          Sole                 130063
MICROSOFT CORP                     COM       594918104       29705  1085328  SH          Sole                1085328
MID ATLANTIC MED SVCS INC          COM       59523C107       19479   300600  SH          Sole                 300600
STAPLES INC                        COM       855030102        6997   256291  SH          Sole                 256291
STATE STR CORP                     COM       857477103       14439   277244  SH          Sole                 277244
SURMODICS  INC                     COM       868873100        3324   140000  SH          Sole                 140000
TARGET CORP                        COM       87612E106       34926   909536  SH          Other                909536
TECHNE CORP                        COM       878377100       16127   426182  SH          Sole                 426182
WAL-MART STORES INC                COM       931142103       12279   231453  SH          Sole                 231453
ZYGO CORP                          COM       989855101        2927   177480  SH          Sole                 177480
GRUPO TMM S A DE CV SPON ADR A SHS ADR       40051D105        4612  1087841  SH          Sole                1087841
NOKIA CORP SPONSORED ADR           ADR       654902204        2517   148033  SH          Sole                 148033
REPORT SUMMARY                            25 DATA RECORDS   290606           0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED